Basis of Presentation and Summary of Significant Accounting Policies (Useful Lives of Premises and Equipment) (Detail)	Mar. 31, 2024
Minimum | Buildings
Disclosure of Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Years	3 years
Minimum | Equipment and furniture
Disclosure of Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Years	2 years
Maximum | Buildings
Disclosure of Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Years	50 years
Maximum | Equipment and furniture
Disclosure of Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Years	20 years